Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements
Change in fair value of derivative warrant liabilities	$ 46.6	$ 15.3	$ 67.2